NOTE 6 - NOTES PAYABLE: Schedule of Debt (Details)	Dec. 31, 2022 USD ($)
Due to Related Parties	$ 276,236
Unsecured Debt 1
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Due to Related Parties	$ 866
Unsecured Debt 2
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Due to Related Parties	$ 75,370
Unsecured Debt 3
Debt Instrument, Interest Rate, Effective Percentage	12.99%
Due to Related Parties	$ 200,000